Related Party Transactions - Schedule of Related Party Transactions (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Related Party Transaction [Line Items]
Related party transactions, sales		¥ 473,590	$ 68,881	¥ 22,939	¥ 27,002
Related party transactions, cost of revenues and operating expenses		99,073	14,409	57,864	26,197
Related party transactions, interest income		50,968	7,413	35,049	3,564
Ping An Group [Member]
Related Party Transaction [Line Items]
Related party transactions, interest income		50,968	7,413	35,049	3,564
Ping An Group [Member] | Sales of New Vehicles [Member]
Related Party Transaction [Line Items]
Related party transactions, sales					21,938
Ping An Group [Member] | Commission Fee And Advertising Service [Member]
Related Party Transaction [Line Items]
Related party transactions, sales	[1]	473,466	68,863	21,171
Ping An Group [Member] | Rental Property Management And Other Miscellaneous Services [Member]
Related Party Transaction [Line Items]
Related party transactions, service provided	[2]	88,658	12,894	55,220	21,594
Other Related Parties [Member]
Related Party Transaction [Line Items]
Related party transactions, sales		124	18	1,768	5,064
Related party transactions, service provided		¥ 10,415	$ 1,515	¥ 2,644	¥ 4,603

[1]	The amount represents the commission fee for transaction facilitation service on financial product including loan, leasing and insurance products and advertising service provided to Ping An Group.
[2]	The amount represents rental and property management services, technical services and other miscellaneous services provided by Ping An Group.